Schedule of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 5,913	$ 5,355	$ 3,204
Work in progress	2,640	2,917	607
Finished goods	4,284	3,394	1,061
Inventories, total	$ 12,837	$ 11,666	$ 4,872